Warrants Presented at Fair Value (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Class of Warrant or Right [Line Items]
Outstanding	2,550,854
Fair value	1,117,321
Refer to Note 9a [Member]
Class of Warrant or Right [Line Items]
Outstanding	1,016,668
Exercise price | $ / shares	$ 1.5
Exercisable through	Dec. 31, 2019
Fair value	426,481
Refer to Note 6a [Member]
Class of Warrant or Right [Line Items]
Outstanding	743,372
Exercise price | $ / shares	$ 1.5
Exercisable through	Dec. 31, 2019
Fair value	311,837
Refer to Note 9f [Member]
Class of Warrant or Right [Line Items]
Outstanding	120,000
Exercise price | $ / shares	$ 0.92 [1]
Fair value	61,200
Refer to Note 9a One [Member]
Class of Warrant or Right [Line Items]
Outstanding	296,813
Exercise price | $ / shares	$ 1.5
Exercisable through	Dec. 31, 2020
Fair value	135,762
Refer to Note 9a Two [Member]
Class of Warrant or Right [Line Items]
Outstanding	374,001
Exercise price | $ / shares	$ 1.5
Exercisable through	Dec. 31, 2021
Fair value	182,041

[1]	Subject to changes as describe in the agreement.